STOCKHOLDERS' EQUITY (Details 2) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Number Outstanding	6,219,200
Weighted Average Exercise Price	$ 0.625
Number Exercisable	6,219,200
Exercisable Weighted Average Exercise Price	$ 0.625
QPAGOS Corporation - Parent Company [Member]
Number Outstanding		3,109,600
Weighted Average Exercise Price		$ 1.25
Number Exercisable		3,109,600
Exercisable Weighted Average Exercise Price		$ 1.25
Exercise Price $ 0.625 [Member]
Number Outstanding	6,219,200
Weighted Average Remaining Contractual life in years	4 years 6 months 4 days
Weighted Average Exercise Price	$ 0.625
Number Exercisable	6,219,200
Exercisable Weighted Average Exercise Price	$ 0.625
Exercisable Weighted Average Remaining Contractual life in years	4 years 6 months 4 days
Exercise Price $ 1.25 [Member] | QPAGOS Corporation - Parent Company [Member]
Number Outstanding		3,109,600
Weighted Average Remaining Contractual life in years		4 years 9 months 4 days
Weighted Average Exercise Price		$ 1.25
Number Exercisable		3,109,600
Exercisable Weighted Average Exercise Price		$ 1.25
Exercisable Weighted Average Remaining Contractual life in years		4 years 9 months 4 days